SUBSIDIARY EQUITY OBLIGATIONS - Schedule of Subsidiary Equity Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Subsidiary preferred equity units	$ 1,585	$ 1,679
Limited-life funds and redeemable fund units	1,538	1,456
Total	4,308	3,699
Real Estate
Disclosure of financial liabilities [line items]
Limited-life funds and redeemable fund units	859	864
Subsidiary preferred shares and capital	1,185	564
Infrastructure
Disclosure of financial liabilities [line items]
Limited-life funds and redeemable fund units	545	517
Corporate Activities
Disclosure of financial liabilities [line items]
Limited-life funds and redeemable fund units	$ 134	$ 75